Demonstration Plant (formerly Pilot plant) (Details) - CAD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	$ 3,383	$ 2,876
Internet
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	3	3
Personnel
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	1,190	1,309
Reagents
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	629	435
Repairs and maintenance
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	338	7
Supplies
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	385	751
Testwork
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	785	322
Office trailer rental
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	15	13
Utilities
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	24	$ 36
Vehicle
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	9
Waste disposal & recycling
Demonstration Plant (formerly Pilot plant)
Total demonstration plant operations costs	$ 5